Not FDIC Insured May Lose Value No Bank Guarantee
TGIT-Q1PH

Schedules of Investments
(unaudited)
Franklin Templeton SMACS: Series EM 2
Templeton Emerging Markets Small Cap Fund 5
Notes to Schedules of Investments 9

Templeton Global Investment Trust
Schedule of Investments (unaudited), November 30, 2024
Franklin Templeton SMACS: Series EM
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 97.9%
Brazil 1.3%
a
Hypera SA ..................... Pharmaceuticals 1,460 $ 4,700
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 6,292 2,248
TOTVS SA ..................... Software 1,447 6,565
13,513
Cambodia 0.3%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 8,440 3,343
China 11.0%
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., A ........... Construction Materials 1,480 2,806
b
Budweiser Brewing Co. APAC Ltd.,
144A, Reg S .................. Beverages 25,200 24,137
China Resources Building Materials
Technology Holdings Ltd. ......... Construction Materials 1,387 320
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 9,680 5,635
b
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 5,063 2,548
Haier Smart Home Co. Ltd., D ....... Household Durables 6,507 12,068
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 4,306 5,343
a,b
Kuaishou Technology, 144A, Reg S ... Interactive Media & Services 2,917 18,288
Uni-President China Holdings Ltd. .... Food Products 19,729 17,447
Weichai Power Co. Ltd., H ......... Machinery 7,484 10,378
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 5,963 11,500
110,470
Hungary 2.2%
Richter Gedeon Nyrt. ............. Pharmaceuticals 819 21,785
India 6.4%
ACC Ltd. ....................... Construction Materials 404 10,657
Bajaj Holdings & Investment Ltd. ..... Financial Services 132 16,376
Federal Bank Ltd. ................ Banks 6,232 15,588
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 6,208 20,660
63,281
Indonesia 1.0%
Astra International Tbk. PT ......... Industrial Conglomerates 30,783 9,917
Italy 0.4%
a,b
Wizz Air Holdings plc, 144A, Reg S ... Passenger Airlines 222 3,641
Mexico 0.1%
a,b
Nemak SAB de CV, 144A, Reg S .... Automobile Components 15,599 1,391
Philippines 1.0%
BDO Unibank, Inc. ............... Banks 3,907 10,307
South Africa 4.7%
Discovery Ltd. ................... Insurance 2,884 31,023
Netcare Ltd. .................... Health Care Providers & Services 19,801 16,266
47,289
South Korea 34.2%
Doosan Bobcat, Inc. .............. Machinery 601 16,833
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 327 9,542
Hankook Tire & Technology Co. Ltd. .. Automobile Components 103 2,792

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
Hyundai Motor Co. ............... Automobiles 112 $ 17,653
LG Corp. ....................... Industrial Conglomerates 604 32,559
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 39 2,687
NAVER Corp. ................... Interactive Media & Services 404 60,138
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,962 77,152
Samsung Life Insurance Co. Ltd. ..... Insurance 628 48,381
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 105 19,216
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 398 46,468
Soulbrain Co. Ltd. ................ Chemicals 64 8,318
341,739
Taiwan 28.4%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 7,844 47,768
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 1,772 5,717
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 1,270 49,866
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 5,564 173,377
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 433 6,915
283,643
Thailand 5.2%
Kasikornbank PCL ............... Banks 6,728 29,560
Minor International PCL ............ Hotels, Restaurants & Leisure 12,735 9,956
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 25,454 5,058
Thai Beverage PCL ............... Beverages 18,151 7,667
52,241
United Arab Emirates 1.7%
Emirates Central Cooling Systems Corp. Water Utilities 21,527 10,727
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 14,094 5,948
16,675
Total Common Stocks (Cost $950,775) .........................................
979,235
Short Term Investments 6.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 6.2%
United States 6.2%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio, 4.369% ......... 62,050 62,050
Total Money Market Funds (Cost $62,050) ......................................
62,050
a a a a a
Total Short Term Investments (Cost $62,050 ) ...................................
62,050
a a a
Total Investments (Cost $1,012,825) 104.1% ....................................
$1,041,285
Other Assets, less Liabilities (4.1)% ...........................................
(41,547)
Net Assets 100.0% ...........................................................
$999,738
a a a

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $61,505, representing 6.2% of net assets.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Schedule of Investments (unaudited), November 30, 2024
Templeton Emerging Markets Small Cap Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 98.9%
Brazil 1.9%
Azzas 2154 SA .................. Textiles, Apparel & Luxury Goods 478,522 $ 2,871,069
a
Grupo Mateus SA ................ Consumer Staples Distribution & Retail 2,247,901 2,589,076
a
Hypera SA ..................... Pharmaceuticals 128,439 413,486
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 1,122,677 401,169
6,274,800
Cambodia 0.2%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,588,954 629,419
Chile 0.3%
Aguas Andinas SA , A ............. Water Utilities 3,588,700 1,086,871
China 6.3%
Asia Cement China Holdings Corp. ... Construction Materials 1,364,069 392,740
Chervon Holdings Ltd. ............. Household Durables 647,586 1,422,832
b,c
China Education Group Holdings Ltd. ,
Reg S ....................... Diversified Consumer Services 2,906,803 1,305,370
a,b
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 150,350 3,011,510
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 2,202,619 2,733,040
Huaxin Cement Co. Ltd. , H ......... Construction Materials 1,080,930 1,058,700
c
JNBY Design Ltd. , Reg S .......... Textiles, Apparel & Luxury Goods 1,428,758 2,698,222
b
Noah Holdings Ltd. , ADR .......... Capital Markets 290,042 3,805,351
Sunresin New Materials Co. Ltd. , A ... Chemicals 219,193 1,684,211
Uni-President China Holdings Ltd. .... Food Products 2,780,189 2,458,573
20,570,549
Georgia 1.0%
a
Georgia Capital plc ............... Capital Markets 224,199 3,372,033
Greece 0.6%
Piraeus Financial Holdings SA ....... Banks 553,544 2,035,432
Hong Kong 1.0%
Luk Fook Holdings International Ltd. .. Specialty Retail 564,051 1,067,272
Pacific Basin Shipping Ltd. ......... Marine Transportation 9,317,323 2,223,459
3,290,731
Hungary 2.1%
Richter Gedeon Nyrt. ............. Pharmaceuticals 253,782 6,750,428
India 35.4%
a
Affle India Ltd. ................... Media 243,223 4,677,634
Ajanta Pharma Ltd. ............... Pharmaceuticals 64,567 2,315,994
c
Aster DM Healthcare Ltd. , 144A , Reg S Health Care Providers & Services 998,019 5,917,370
Bajaj Holdings & Investment Ltd. ..... Financial Services 167,563 20,788,520
Brigade Enterprises Ltd. ........... Real Estate Management & Development 272,006 4,013,410
City Union Bank Ltd. .............. Banks 2,634,434 5,608,135
Coforge Ltd. .................... IT Services 55,675 5,745,150
Crompton Greaves Consumer
Electricals Ltd. ................. Household Durables 311,456 1,513,770
Dalmia Bharat Ltd. ............... Construction Materials 254,287 5,488,437
a
Electronics Mart India Ltd. .......... Specialty Retail 824,168 1,762,477
EPL Ltd. ....................... Containers & Packaging 779,314 2,370,171
a,c
Eris Lifesciences Ltd. , 144A , Reg S ... Pharmaceuticals 273,407 4,664,894
Federal Bank Ltd. ................ Banks 4,359,485 10,903,932
Gujarat State Petronet Ltd. ......... Gas Utilities 273,855 1,151,343
a
Honasa Consumer Ltd. ............ Personal Care Products 1,231,594 3,858,556
KEI Industries Ltd. ................ Electrical Equipment 12,802 655,860
a
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 45,385 5,207,475

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
Max Financial Services Ltd. ......... Insurance 442,139 $ 5,946,254
a
Ola Electric Mobility Ltd. ........... Automobiles 795,752 827,819
a
PB Fintech Ltd. .................. Insurance 253,216 5,701,939
Redington Ltd. .................. Electronic Equipment, Instruments &
Components 2,213,689 5,184,349
a,b
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 382,468 2,306,282
a
Restaurant Brands Asia Ltd. ........ Hotels, Restaurants & Leisure 1,098,798 1,133,014
Tata Consumer Products Ltd. ....... Food Products 118,128 1,343,584
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 2,125,510 7,073,468
116,159,837
Indonesia 1.8%
Avia Avian Tbk. PT ............... Chemicals 109,085,200 2,891,498
a
GoTo Gojek Tokopedia Tbk. PT , A .... Broadline Retail 678,685,677 3,043,141
5,934,639
Italy 1.4%
a,b,c
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 276,254 4,530,642
Kazakhstan 1.2%
c
Halyk Savings Bank of Kazakhstan JSC ,
GDR , Reg S .................. Banks 213,908 3,966,240
Mexico 1.5%
Bolsa Mexicana de Valores SAB de CV Capital Markets 2,840,643 4,503,313
Grupo Aeroportuario del Centro Norte
SAB de CV , B ................. Transportation Infrastructure 51,274 417,722
4,921,035
Peru 1.0%
Intercorp Financial Services, Inc. ..... Banks 121,117 3,360,997
Philippines 5.5%
a
Bloomberry Resorts Corp. .......... Hotels, Restaurants & Leisure 19,513,000 1,825,725
Century Pacific Food, Inc. .......... Food Products 7,174,166 5,138,824
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 1,744,101 11,005,669
17,970,218
Saudi Arabia 2.2%
a
Jahez International Co. ............ Hotels, Restaurants & Leisure 414,898 4,025,402
Mouwasat Medical Services Co. ..... Health Care Providers & Services 137,726 3,346,062
7,371,464
South Africa 1.0%
Netcare Ltd. .................... Health Care Providers & Services 4,172,456 3,427,592
South Korea 6.3%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 132,091 3,854,652
a
Hugel, Inc. ..................... Biotechnology 28,762 5,392,654
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 43,955 4,935,124
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 3,783 260,686
LX Semicon Co. Ltd. .............. Semiconductors & Semiconductor Equipment 55,258 2,150,608
Shin Heung Energy & Electronics Co.
Ltd. ......................... Electrical Equipment 219,215 868,978
Soulbrain Co. Ltd. ................ Chemicals 16,365 2,126,965
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 81,147 1,215,349
20,805,016

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan 13.5%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 223,590 $ 3,677,095
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 1,124,850 3,309,376
Merida Industry Co. Ltd. ........... Leisure Products 715,459 3,545,282
momo.com, Inc. ................. Broadline Retail 307,429 3,452,357
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 619,667 9,295,981
Poya International Co. Ltd. ......... Broadline Retail 417,548 6,167,358
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 1,190,975 2,905,533
Shin Zu Shing Co. Ltd. ............ Machinery 49,336 296,033
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 3,785,674 8,856,918
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 506,595 2,672,348
44,178,281
Thailand 2.6%
Dynasty Ceramic PCL ............. Building Products 14,555,086 793,586
Major Cineplex Group PCL ......... Entertainment 6,519,860 2,756,410
Tisco Financial Group PCL ......... Banks 1,718,326 4,834,710
8,384,706
United Arab Emirates 2.8%
Americana Restaurants International plc Hotels, Restaurants & Leisure 760,317 455,800
Burjeel Holdings plc .............. Health Care Providers & Services 3,492,969 1,998,873
Emirates Central Cooling Systems Corp. Water Utilities 4,391,578 2,188,449
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 5,221,557 2,203,458
Taaleem Holdings PJSC ........... Diversified Consumer Services 2,133,071 2,293,906
9,140,486
Vietnam 9.3%
Asia Commercial Bank JSC ........ Banks 3,327,225 3,311,505
FPT Corp. ...................... IT Services 2,872,600 16,384,210
Military Commercial Joint Stock Bank . Banks 3,317,700 3,166,940
Mobile World Investment Corp. ...... Specialty Retail 3,248,849 7,772,755
30,635,410
Total Common Stocks (Cost $ 252,054,307 ) .....................................
324,796,826
a
Preferred Stocks 2.1%
Brazil 0.9%
d
Bradespar SA , 6.42% ............. Metals & Mining 978,972 2,995,425
Chile 1.2%
d
Embotelladora Andina SA , A , 7.31% .. Beverages 450,972 1,000,051
d
Embotelladora Andina SA , B , 6.08% .. Beverages 963,231 2,826,256
3,826,307
Total Preferred Stocks (Cost $ 8,973,465 ) .......................................
6,821,732
Rights
a a
Rights 0.0%
†
Brazil 0.0%
†
a
Grupo Mateus SA , 12/11/24 ........ Consumer Staples Distribution & Retail 50,136 833
Total Rights (Cost $ – ) ........................................................
833
Total Long Term Investments (Cost $ 261,027,772 ) ...............................
331,619,391

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12 .
Short Term Investments 1.1%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.1%
United States 1.1%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio , 4.369% ......... 3,586,474 $ 3,586,474
Total Money Market Funds (Cost $ 3,586,474 ) ...................................
3,586,474
a a a a a
Total Short Term Investments (Cost $ 3,586,474 ) .................................
3,586,474
a a a
Total Investments (Cost $ 264,614,246 ) 102.1% ..................................
$335,205,865
Other Assets, less Liabilities (2.1) % ...........................................
(6,880,619)
Net Assets 100.0% ...........................................................
$328,325,246
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at November 30, 2024.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $23,082,738, representing 7.0% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, two of which are included in this report (Funds). The
Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
November 30, 2024, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series EM
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.369% $175 $108,389 $(46,514) $— $— $62,050 62,050 $481
Total Affiliated Securities ... $175 $108,389 $(46,514) $— $— $62,050 $481
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.369% $5,120,684 $16,766,906 $(18,301,116) $— $— $3,586,474 3,586,474 $56,700
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.369% $134,633 $2,944,923 $(3,079,556) $— $— $— — $1,420
Total Affiliated Securities ... $5,255,317 $19,711,829 $(21,380,672) $— $— $3,586,474 $58,120
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2024, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series EM
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 13,513 $ — $ — $ 13,513
Cambodia ............................ — 3,343 — 3,343
China ............................... 29,515 80,955 — 110,470
Hungary ............................. — 21,785 — 21,785
India ................................ — 63,281 — 63,281
Indonesia ............................ — 9,917 — 9,917
Italy ................................. — 3,641 — 3,641
Mexico .............................. 1,391 — — 1,391
Philippines ............................ — 10,307 — 10,307
South Africa ........................... 16,266 31,023 — 47,289
South Korea .......................... — 341,739 — 341,739
Taiwan ............................... — 283,643 — 283,643
Thailand ............................. — 52,241 — 52,241
United Arab Emirates .................... 5,948 10,727 — 16,675
Short Term Investments ................... 62,050 — — 62,050
Total Investments in Securities ........... $128,683 $912,602
a
$— $1,041,285
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ 6,274,800 — — 6,274,800
Cambodia ............................ — 629,419 — 629,419
Chile ................................ 1,086,871 — — 1,086,871
China ............................... 10,726,874 9,843,675 — 20,570,549
Georgia .............................. 3,372,033 — — 3,372,033
Greece .............................. — 2,035,432 — 2,035,432
Hong Kong ........................... — 3,290,731 — 3,290,731
Hungary ............................. — 6,750,428 — 6,750,428
India ................................ 7,513,757 108,646,080 — 116,159,837
Indonesia ............................ 2,891,498 3,043,141 — 5,934,639
Italy ................................. — 4,530,642 — 4,530,642
Kazakhstan ........................... — 3,966,240 — 3,966,240
Mexico .............................. 4,921,035 — — 4,921,035
Peru ................................ 3,360,997 — — 3,360,997
Philippines ............................ 16,144,493 1,825,725 — 17,970,218
Saudi Arabia .......................... 4,025,402 3,346,062 — 7,371,464
South Africa ........................... 3,427,592 — — 3,427,592
South Korea .......................... — 20,805,016 — 20,805,016
Taiwan ............................... — 44,178,281 — 44,178,281
Thailand ............................. 8,384,706 — — 8,384,706
United Arab Emirates .................... 4,497,364 4,643,122 — 9,140,486
Vietnam .............................. — 30,635,410 — 30,635,410
4. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Preferred Stocks ........................ $ 6,821,732 $ — $ — $ 6,821,732
Rights ................................ 833 — — 833
Short Term Investments ................... 3,586,474 — — 3,586,474
Total Investments in Securities ........... $87,036,461 $248,169,404
b
$— $335,205,865
a
Includes foreign securities valued at $912,602, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $248,169,404, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
PJSC
Public Joint Stock Company
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.